Quarterly Holdings Report
for
Fidelity® Growth Discovery Fund
September 30, 2021
CII-NPRT1-1121
1.808775.117
Common Stocks - 99.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 19.5%
Diversified Telecommunication Services - 0.8%
Cellnex Telecom SA (a)	455,879	28,120
Entertainment - 2.9%
Roblox Corp. (b)	26,400	1,995
Sea Ltd. ADR (b)	38,200	12,175
Take-Two Interactive Software, Inc. (b)	102,701	15,823
Universal Music Group NV	1,170,300	31,178
Warner Music Group Corp. Class A	846,741	36,190
		97,361
Interactive Media & Services - 15.2%
Alphabet, Inc. Class A (b)	123,147	329,236
Facebook, Inc. Class A (b)	469,116	159,213
Snap, Inc. Class A (b)	87,000	6,427
Tongdao Liepin Group (b)	1,213,400	1,720
Zoominfo Technologies, Inc. (b)	150,900	9,234
		505,830
Media - 0.6%
Cable One, Inc.	10,456	18,958
TOTAL COMMUNICATION SERVICES		650,269
CONSUMER DISCRETIONARY - 9.0%
Automobiles - 0.5%
Ferrari NV	78,763	16,471
Diversified Consumer Services - 0.8%
Laureate Education, Inc. Class A	1,457,600	24,765
Mister Car Wash, Inc. (c)	98,100	1,790
		26,555
Hotels, Restaurants & Leisure - 0.8%
Airbnb, Inc. Class A	75,956	12,742
Dalata Hotel Group PLC (b)	300,600	1,420
Flutter Entertainment PLC (b)	59,400	11,684
		25,846
Household Durables - 0.1%
Blu Investments LLC (b)(d)(e)	3,320,224	1
D.R. Horton, Inc.	48,400	4,064
		4,065
Internet & Direct Marketing Retail - 5.6%
Amazon.com, Inc. (b)	56,093	184,268
Coupang, Inc. Class A (b)	26,000	724
Pinduoduo, Inc. ADR (b)	9,900	898
		185,890
Specialty Retail - 0.4%
Aritzia, Inc. (b)	59,900	1,907
Victoria's Secret & Co.	190,400	10,522
		12,429
Textiles, Apparel & Luxury Goods - 0.8%
LVMH Moet Hennessy Louis Vuitton SE	20,109	14,403
On Holding AG	7,900	238
Prada SpA	1,207,300	6,593
Samsonite International SA (a)(b)	2,950,772	6,337
		27,571
TOTAL CONSUMER DISCRETIONARY		298,827
CONSUMER STAPLES - 2.1%
Beverages - 1.0%
Kweichow Moutai Co. Ltd. (A Shares)	25,857	7,316
Monster Beverage Corp. (b)	282,534	25,097
		32,413
Household Products - 0.7%
Energizer Holdings, Inc.	245,853	9,601
Reckitt Benckiser Group PLC	177,326	13,931
		23,532
Tobacco - 0.4%
Swedish Match Co. AB	1,727,000	15,116
TOTAL CONSUMER STAPLES		71,061
ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Reliance Industries Ltd.	1,405,653	47,611
Reliance Industries Ltd.	88,203	2,213
		49,824
FINANCIALS - 4.6%
Banks - 0.4%
HDFC Bank Ltd.	93,676	2,004
HDFC Bank Ltd. sponsored ADR	163,875	11,978
		13,982
Capital Markets - 2.5%
BlackRock, Inc. Class A	23,000	19,289
CME Group, Inc.	131,273	25,386
Franklin Resources, Inc.	374,982	11,144
JMP Group, Inc. (b)	75,200	562
Morningstar, Inc.	19,900	5,155
MSCI, Inc.	26,527	16,137
S&P Global, Inc.	8,400	3,569
		81,242
Consumer Finance - 0.4%
Capital One Financial Corp.	86,800	14,059
Insurance - 1.3%
American Financial Group, Inc.	107,255	13,496
Arthur J. Gallagher & Co.	161,477	24,004
BRP Group, Inc. (b)	155,999	5,193
		42,693
TOTAL FINANCIALS		151,976
HEALTH CARE - 13.9%
Biotechnology - 3.3%
Adamas Pharmaceuticals, Inc. (b)(c)	722,700	3,548
Affimed NV (b)	251,902	1,557
Alnylam Pharmaceuticals, Inc. (b)	32,000	6,042
Applied Therapeutics, Inc. (b)	166,700	2,767
Atara Biotherapeutics, Inc. (b)	156,700	2,805
BioNTech SE ADR (b)	11,232	3,066
CRISPR Therapeutics AG (b)	34,800	3,895
Cytokinetics, Inc. (b)	77,100	2,756
Erasca, Inc.	38,400	815
Evelo Biosciences, Inc. (b)	22,800	161
Gamida Cell Ltd. (b)(c)	617,986	2,423
Hookipa Pharma, Inc. (b)	143,400	845
Innovent Biologics, Inc. (a)(b)	409,342	3,942
Insmed, Inc. (b)	239,178	6,587
Prelude Therapeutics, Inc.	11,400	356
Regeneron Pharmaceuticals, Inc. (b)	74,739	45,231
Rubius Therapeutics, Inc. (b)	54,080	967
Seres Therapeutics, Inc. (b)	64,900	452
Synlogic, Inc. (b)	448,100	1,367
Vertex Pharmaceuticals, Inc. (b)	87,298	15,835
Vor Biopharma, Inc. (b)	168,922	2,649
XOMA Corp. (b)	101,800	2,520
		110,586
Health Care Equipment & Supplies - 3.0%
Axonics Modulation Technologies, Inc. (b)	85,329	5,554
Danaher Corp.	98,986	30,135
Edwards Lifesciences Corp. (b)	195,850	22,172
Insulet Corp. (b)	3,900	1,108
Intuitive Surgical, Inc. (b)	31,195	31,013
Medacta Group SA (a)(b)	5,410	845
Nevro Corp. (b)	20,500	2,386
Penumbra, Inc. (b)	21,300	5,676
		98,889
Health Care Providers & Services - 4.0%
agilon health, Inc.	69,100	1,811
Guardant Health, Inc. (b)	45,200	5,650
HealthEquity, Inc. (c)	157,900	10,226
UnitedHealth Group, Inc.	300,991	117,609
		135,296
Health Care Technology - 0.6%
Certara, Inc.	69,600	2,304
Doximity, Inc.	5,600	452
Schrodinger, Inc. (b)	35,700	1,952
Simulations Plus, Inc. (c)	38,500	1,521
Veeva Systems, Inc. Class A (b)	45,000	12,968
		19,197
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (b)	21,400	3,115
Berkeley Lights, Inc. (b)(c)	265,400	5,191
Bio-Techne Corp.	12,900	6,251
Bruker Corp.	220,959	17,257
Codexis, Inc. (b)(c)	200,602	4,666
Nanostring Technologies, Inc. (b)	45,596	2,189
Olink Holding AB ADR (b)	11,100	269
		38,938
Pharmaceuticals - 1.8%
Aclaris Therapeutics, Inc. (b)	96,800	1,742
Eli Lilly & Co.	216,161	49,944
Nuvation Bio, Inc. (b)	119,094	1,184
Revance Therapeutics, Inc. (b)	169,418	4,720
Zoetis, Inc. Class A	17,900	3,475
		61,065
TOTAL HEALTH CARE		463,971
INDUSTRIALS - 9.2%
Aerospace & Defense - 1.3%
Airbus Group NV (b)	213,239	28,270
Axon Enterprise, Inc. (b)	39,700	6,948
Northrop Grumman Corp.	22,200	7,995
		43,213
Airlines - 0.8%
Ryanair Holdings PLC sponsored ADR (b)	231,412	25,469
Building Products - 0.2%
Builders FirstSource, Inc. (b)	134,331	6,950
Construction & Engineering - 0.4%
Fluor Corp. (b)	813,200	12,987
Electrical Equipment - 1.0%
Ballard Power Systems, Inc. (b)(c)	11,700	164
Bloom Energy Corp. Class A (b)(c)	58,800	1,101
Ceres Power Holdings PLC (b)	217,300	3,122
Eaton Corp. PLC	22,000	3,285
Encore Wire Corp.	55,738	5,286
Generac Holdings, Inc. (b)	49,196	20,105
		33,063
Industrial Conglomerates - 1.3%
General Electric Co.	423,720	43,656
Machinery - 0.9%
Ingersoll Rand, Inc. (b)	397,837	20,055
Otis Worldwide Corp.	140,600	11,569
		31,624
Professional Services - 2.1%
Clarivate Analytics PLC (b)	332,700	7,286
Equifax, Inc.	131,622	33,356
KBR, Inc.	378,132	14,898
Upwork, Inc. (b)	316,341	14,245
		69,785
Road & Rail - 0.7%
Uber Technologies, Inc. (b)	544,331	24,386
Trading Companies & Distributors - 0.5%
Ferguson PLC	117,061	16,251
TOTAL INDUSTRIALS		307,384
INFORMATION TECHNOLOGY - 37.1%
Electronic Equipment & Components - 0.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,174,000	4,386
Jabil, Inc.	35,900	2,095
		6,481
IT Services - 4.5%
Adyen BV (a)(b)	3,900	10,902
Amadeus IT Holding SA Class A (b)	139,819	9,196
Cloudflare, Inc. (b)	42,587	4,797
MasterCard, Inc. Class A	28,000	9,735
MongoDB, Inc. Class A (b)	72,500	34,184
PayPal Holdings, Inc. (b)	174,260	45,344
Shopify, Inc. Class A (b)	10,379	14,088
Square, Inc.	66,368	15,918
VeriSign, Inc. (b)	35,300	7,237
		151,401
Semiconductors & Semiconductor Equipment - 8.1%
Aixtron AG	292,813	7,280
ASML Holding NV	38,969	29,036
eMemory Technology, Inc.	24,000	1,680
Enphase Energy, Inc. (b)	76,500	11,473
NVIDIA Corp.	621,588	128,768
Qualcomm, Inc.	490,338	63,244
SiTime Corp. (b)	23,800	4,859
SolarEdge Technologies, Inc. (b)	33,782	8,960
Universal Display Corp.	83,700	14,309
		269,609
Software - 19.0%
Adobe, Inc. (b)	193,992	111,685
Autodesk, Inc. (b)	39,900	11,378
Coupa Software, Inc. (b)(c)	74,700	16,373
Crowdstrike Holdings, Inc. (b)	19,300	4,744
CyberArk Software Ltd. (b)	115,071	18,161
Elastic NV (b)	1,800	268
Epic Games, Inc. (b)(d)(e)	2,244	1,986
FireEye, Inc. (b)	1,800,426	32,048
Intuit, Inc.	43,400	23,415
Manhattan Associates, Inc. (b)	128,963	19,735
Microsoft Corp.	1,204,616	339,599
Palo Alto Networks, Inc. (b)	105,786	50,671
SentinelOne, Inc.	14,900	798
Volue A/S	328,300	1,808
		632,669
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	1,135,198	160,631
Samsung Electronics Co. Ltd.	258,359	16,010
		176,641
TOTAL INFORMATION TECHNOLOGY		1,236,801
MATERIALS - 2.5%
Chemicals - 2.3%
Albemarle Corp. U.S.	140,503	30,766
Axalta Coating Systems Ltd. (b)	144,400	4,215
Azelis Group NV	54,700	1,715
Corbion NV	45,100	2,179
Sherwin-Williams Co.	91,464	25,585
The Chemours Co. LLC	348,900	10,139
		74,599
Metals & Mining - 0.2%
First Quantum Minerals Ltd.	175,800	3,255
Lynas Rare Earths Ltd. (b)	585,221	2,769
MP Materials Corp. (b)(c)	49,600	1,599
		7,623
TOTAL MATERIALS		82,222
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Prologis (REIT), Inc.	56,500	7,087
Real Estate Management & Development - 0.1%
Doma Holdings, Inc. (d)(f)	331,286	2,452
TOTAL REAL ESTATE		9,539
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Partners LP	41,100	1,517
TOTAL COMMON STOCKS (Cost $1,895,795)		3,323,391

Convertible Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (d)(e)	75,700	318
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (b)(d)(e)	48,212	2
Software - 0.1%
ASAPP, Inc. Series C (b)(d)(e)	250,763	1,206
TOTAL INFORMATION TECHNOLOGY		1,208
MATERIALS - 0.2%
Metals & Mining - 0.2%
Illuminated Holdings, Inc.:
Series C2 (b)(d)(e)	50,974	2,202
Series C3 (b)(d)(e)	63,718	2,753
Series C4 (b)(d)(e)	18,303	791
Series C5 (d)(e)	36,887	1,594
		7,340
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,411)		8,866

Money Market Funds - 0.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.06% (g)	6,829,296	6,831
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	20,848,171	20,850
TOTAL MONEY MARKET FUNDS (Cost $27,681)		27,681

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $1,930,887)	3,359,938
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(26,022)
NET ASSETS - 100.0%	3,333,916

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,146,000 or 1.5% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,305,000 or 0.4% of net assets.

(e)	Level 3 security
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
AppNexus, Inc. Series E (Escrow)	8/01/14	0
ASAPP, Inc. Series C	4/30/21	1,654
Blu Investments LLC	5/21/20	6
Doma Holdings, Inc.	3/02/21	3,313
ElevateBio LLC Series C	3/09/21	318
Epic Games, Inc.	3/29/21	1,986
Illuminated Holdings, Inc. Series C2	7/07/20	1,274
Illuminated Holdings, Inc. Series C3	7/07/20	1,912
Illuminated Holdings, Inc. Series C4	1/08/21	659
Illuminated Holdings, Inc. Series C5	6/16/21	1,594

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	33,274	105,087	131,530	2	-	-	6,831	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	11,929	69,784	60,863	22	-	-	20,850	0.1%
Total	45,203	174,871	192,393	24	-	-	27,681

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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